Subsequent Events (Details) $ / shares in Units, $ in Millions																									1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 24, 2027 USD ($) shares	May 27, 2027 USD ($) shares	Nov. 16, 2026 shares	Oct. 05, 2026 USD ($)	Sep. 30, 2026 USD ($) $ / shares shares	Sep. 17, 2026 USD ($)	Sep. 11, 2026 $ / shares shares	Aug. 28, 2026 USD ($) $ / shares	Aug. 02, 2026 shares	Jul. 24, 2026 USD ($) shares	Jul. 13, 2026 shares	Jul. 08, 2026 USD ($) shares	Jul. 07, 2026	Jul. 01, 2026 USD ($) $ / shares	Apr. 02, 2026 USD ($) shares	Mar. 26, 2026 USD ($)	Feb. 23, 2026 USD ($) $ / shares shares	Feb. 15, 2026 USD ($) $ / shares	Jan. 23, 2026 USD ($) $ / shares shares	Jan. 10, 2026 USD ($)	Dec. 01, 2025 shares	Nov. 12, 2025 USD ($) shares	Nov. 04, 2025 AUD ($)	Sep. 03, 2025 USD ($) shares	Feb. 15, 2026 $ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Jan. 12, 2026 USD ($)	Nov. 24, 2025 $ / shares	Aug. 29, 2025 $ / shares	Apr. 30, 2025 shares	Dec. 31, 2024 $ / shares shares
Subsequent Events [Line Items]
Percentage of vwap																		93.00%
Floor price (in Dollars per share) | $ / shares																		$ 0.5
Adjusted customary equity events (in Dollars per share) | $ / shares																		$ 10							$ 10
Share price (in Dollars per share) | $ / shares																													$ 0.97	$ 0.97
Non-voting common stock																										12 months
Ordinary shares outstanding percentage																										19.99%
Cost of amount																										$ 100,000
Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount	$ 1,369	$ 3,914,585
Reduction in cash compensation															$ 1
Shareholder's votes	163,119
Ordinary shares, shares authorized | shares	24,958,643	15,531,751
Percentage of votes	99.351%	85.985%
Issuance of ordinary shares (in Shares) | shares		2,531,537
Votes against percentage	0.649%	14.015%
Indebtedness exceeding								$ 1,000,000
Unsatisfied judgments exceeding								250,000
Cash consideration				$ 200,000
Warrant [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares																										$ 0.01	$ 16.88
Warrants to purchase shares (in Shares) | shares																								150,709
Issuance of ordinary shares (in Shares) | shares																											1
First and Second Warrants [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares																											$ 0.01
January Warrant [Member]
Subsequent Events [Line Items]
Warrants to purchase shares (in Shares) | shares																			64,590
Share price (in Dollars per share) | $ / shares																			$ 0.01
Loan Facility [Member]
Subsequent Events [Line Items]
Interest accrued																10.00%										24.00%	24.00%
Maturity date																										Nov. 03, 2029	Nov. 03, 2029
Principal amount																							$ 100
January Note [Member]
Subsequent Events [Line Items]
Maturity date																											Jan. 23, 2027
2025 Equity Incentive Plan [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of share granted, net (in Shares) | shares															2,447,500
August Note SPA [Member]
Subsequent Events [Line Items]
Convertible principal amount																								$ 3,804,348
August SPA [Member]
Subsequent Events [Line Items]
Convertible principal amount																						$ 1,630,435
Memorandum and Articles of Association [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount	$ 2,886
Shareholder's votes	99.379
Ordinary shares, shares authorized | shares	24,964,312
Percentage of votes	0.621%
Votes against percentage	155933.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Principal market per trading day																			$ 10,000
Principal market trading thereafter																			40,000
Percentage of vwap																									93.00%
Floor price (in Dollars per share) | $ / shares																									$ 0.5
Aggregate principal amount												$ 3,500,000
Consecutive business days										30 days				30 days
Minimum bid price (in Dollars per share) | $ / shares														$ 1
Market Value of listed securities										$ 15,000,000				$ 50,000,000
Publicly held shares | shares										15,000,000
Calendar days										180 days				180 days
Accounts payable owed by BGBPL to FGR												$ 3,617,908
Votes exercisable											53.818%		58.019%
Issuance of ordinary shares (in Shares) | shares										25,123,131	21,977,873
Principal amount								$ 250,000
Consulting payments amount					$ 20,833
Restricted shares | shares							9,717,837
Monthly payments						$ 20,000
Annual payment						$ 80,000
Subsequent Event [Member] | Loan Facility [Member]
Subsequent Events [Line Items]
Loan facility																$ 2,000,000
Maximum draw down amount																$ 500,000				$ 500,000
Interest accrued																10.00%				10.00%
Subsequent Event [Member] | Trading Facility Agreement [Member]
Subsequent Events [Line Items]
Aggregate collateral amount																												$ 15,000,000
Subsequent Event [Member] | Market Value of Listed Securities [Member]
Subsequent Events [Line Items]
Consecutive business days														10 days
Subsequent Event [Member] | Senior Convertible Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount																			$ 1,630,435
Subsequent Event [Member] | Facility Agreement [Member]
Subsequent Events [Line Items]
Loan facility																				$ 2,000,000
Minimum [Member]
Subsequent Events [Line Items]
Beneficially owned percentage																										4.99%	4.99%
Maximum [Member]
Subsequent Events [Line Items]
Beneficially owned percentage																										9.99%	9.99%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Principal market per trading day																		$ 10,000
Par value (in Dollars per share) | $ / shares																										$ 0.0001	$ 0.0001					$ 0.0001
Gross proceeds																	$ 10,000,000			$ 10,000,000
Convertible preferred stock | shares																										1,000					2,200,000
Non-voting common stock																										12 months
Ordinary shares, shares authorized | shares																										400,000,000	400,000,000					400,000,000
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares (in Shares) | shares					2,820,749
Class A Ordinary Shares [Member] | Warrant [Member]
Subsequent Events [Line Items]
Purchase of warrants (in Shares) | shares																						64,590		150,709
Class A Ordinary Shares [Member] | January Warrant [Member]
Subsequent Events [Line Items]
Warrants to purchase shares (in Shares) | shares																											64,590
Share price (in Dollars per share) | $ / shares																											$ 0.01
Class A Ordinary Shares [Member] | Loan Facility [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares (in Shares) | shares																					250,000
Class A Ordinary Shares [Member] | Mr. Samuelson’s Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of shares vested | shares			125,000						125,000
Class A Ordinary Shares [Member] | Restricted Stock [Member] | 2025 Equity Incentive Plan [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of share granted, gross (in Shares) | shares															2,290,000
Class A Ordinary Shares [Member] | Unrestricted Stock [Member] | 2025 Equity Incentive Plan [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of share granted, gross (in Shares) | shares															157,500
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants to purchase shares (in Shares) | shares																			64,590
Share price (in Dollars per share) | $ / shares								$ 0.5
Par value (in Dollars per share) | $ / shares							$ 0.5
Consecutive business days														30 days
Minimum requirement amount														$ 50,000,000
Underlying each warrant percentage								50.00%
Subscription divided price per share | $ / shares								$ 0.5
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Mr. Samuelson’s Agreement [Member]
Subsequent Events [Line Items]
Number of shares vested | shares					250,000
Class A Ordinary Shares [Member] | Minimum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share) | $ / shares					$ 1
Class A Ordinary Shares [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Par value (in Dollars per share) | $ / shares														$ 1
Class A Ordinary Shares [Member] | Maximum [Member] | Forecast [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share) | $ / shares					$ 0.5
Series A Perpetual Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Accounts payable (in Shares) | shares												3,617
Convertible preferred stock | shares												3,500
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase of warrants (in Shares) | shares																	2,500,000
Share price (in Dollars per share) | $ / shares																	$ 4
Par value (in Dollars per share) | $ / shares																	$ 0.0001
Gross proceeds																	$ 10,000,000